SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Office, ii) Retail, iii) LP Investments and iv) Corporate. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the operating performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.
c) Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the years ended December 31, 2023, 2022, and 2021.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2023	2022	2021	2023	2022	2021
Office	$1,998	$2,210	$2,198	$185	$325	$539
Retail	1,559	1,557	1,510	345	626	450
LP Investments	5,678	3,593	3,387	(98)	288	179
Corporate	248	5	5	(756)	(653)	(590)
Total	$9,483	$7,365	$7,100	$(324)	$586	$578

The following summary presents the detail of total revenue from the partnership’s operating segments for the years ended December 31, 2023, 2022 and 2021:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2023
Office	$1,340	$463	$27	$168	$1,998
Retail	1,152	278	—	129	1,559
LP Investments	2,286	410	2,567	415	5,678
Corporate	—	—	—	248	248
Total	$4,778	$1,151	$2,594	$960	$9,483

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2022
Office	$1,373	$469	$22	$346	$2,210
Retail	1,138	264	—	155	1,557
LP Investments	1,357	248	1,489	499	3,593
Corporate	—	—	—	5	5
Total	$3,868	$981	$1,511	$1,005	$7,365

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2021
Office	$1,467	$442	$9	$280	$2,198
Retail	1,113	259	—	138	1,510
LP Investments	1,639	243	1,064	441	3,387
Corporate	—	—	—	5	5
Total	$4,219	$944	$1,073	$864	$7,100

The following summaries presents share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the years ended December 31, 2023, 2022, and 2021.

(US$ Millions)	Share of net (losses) earnings from equity accounted investments			Interest expense
Years ended Dec. 31,	2023	2022	2021	2023	2022	2021
Office	$(434)	$550	$644	$(896)	$(723)	$(570)
Retail	269	234	472	(810)	(660)	(649)
LP Investments	44	42	(96)	(2,722)	(1,000)	(1,069)
Corporate	—	—	—	(395)	(300)	(305)
Total	$(121)	$826	$1,020	$(4,823)	$(2,683)	$(2,593)
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2023 and 2022:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Office	$31,942	$34,039	$16,726	$17,581	$8,199	$8,547
Retail	30,722	30,363	13,528	13,850	9,501	9,674
LP Investments	67,223	47,458	45,203	32,146	1,735	1,722
Corporate	1,690	656	7,533	7,202	—	—
Total	$131,577	$112,516	$82,990	$70,779	$19,435	$19,943

The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2023, 2022, and 2021:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
FFO(1)	$(324)	$586	$578
Add (deduct):
Fair value (losses) gains, net	(673)	20	2,521
Share of equity accounted (losses) income - non-FFO	(765)	120	404
Depreciation and amortization of real-estate assets	(320)	(190)	(203)
Income tax benefit (expense)	419	(281)	(490)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	430	(387)	(1,534)
Net (loss) income attributable to unitholders(2)	(1,233)	(132)	1,276
Non-controlling interests of others in operational subsidiaries and properties	(616)	1,128	2,223
Net (loss) income	$(1,849)	$996	$3,499
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2023	2022	2021	2023	2022
United States	$6,151	$4,740	$4,911	$75,896	$76,145
Canada	509	491	421	4,898	5,120
Australia	198	360	322	2,688	2,338
Europe	1,774	1,151	887	25,201	11,949
Brazil	207	102	71	3,143	1,411
China	41	5	3	1,429	389
India	355	288	274	5,100	4,014
South Korea	248	228	211	3,814	3,745
United Arab Emirates	—	—	—	367	319
Total	$9,483	$7,365	$7,100	$122,536	$105,430